Consolidated Statements of Recognised Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 12,183	€ 10,764	€ 9,653
OTHER RECOGNISED INCOME AND EXPENSE	614	(2,660)	(220)
Items that will not be reclassified to profit or loss	(964)	(399)	754
Actuarial gains and losses on defined benefit pension plans	(1,038)	(56)	1,567
Non-current assets held for sale	0	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(5)	17	(1)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(162)	(497)	(171)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(29)	18	117
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	29	(18)	(117)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(120)	88	(99)
Income tax relating to items that will not be reclassified	361	49	(542)
Items that may be reclassified to profit or loss	1,578	(2,261)	(974)
Hedges of net investments in foreign operations (effective portion)	(1,888)	(2,467)	(1,159)
Revaluation gains (losses)	(1,888)	(2,467)	(1,159)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Exchanges differences	1,017	3,658	3,082
Revaluation gains (losses)	1,009	3,658	3,082
Amounts transferred to income statement	8	0	0
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	2,592	(3,016)	(938)
Revaluation gains (losses)	(30)	(1,762)	(1,739)
Amounts transferred to income statement	2,622	(1,254)	801
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	858	(2,086)	(3,250)
Revaluation gains (losses)	852	(2,591)	(3,063)
Amounts transferred to income statement	6	(99)	(545)
Other reclassifications	0	604	358
Non-current assets held for sale	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Share of other recognised income and expense of investments	19	85	19
Income tax relating to items that may be reclassified to profit or loss	(1,020)	1,565	1,272
Total recognised income and expenses for the year	12,797	8,104	9,433
Attributable to non-controlling interests	1,401	1,410	1,255
Attributable to the parent	€ 11,396	€ 6,694	€ 8,178